Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Payables and Accrued Charges

	2023	2022
Trade and other payables [1]	5,477	5,797
Customer prepayments	2,084	2,298
Dividends	262	244
Accrued compensation	597	681
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	165	234
Accrued interest	117	102
Current portion of share-based compensation (Note 5)	32	142
Current portion of derivatives	16	35
Income taxes (Note 8)	14	899
Provincial mining taxes	1	114
Other taxes	62	59
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Other accrued charges and others	625	671
	9,467	11,291

1  Includes amounts owing to Canpotex (Note 28) of $64 (2022 – $203).